First Trust Capital Strength Hedged Equity Portfolio Expense Example, No Redemption - First Trust Capital Strength Hedged Equity Portfolio - I	Dec. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 127
Expense Example, No Redemption, 3 Years	622
Expense Example, No Redemption, 5 Years	1,143
Expense Example, No Redemption, 10 Years	$ 2,573